Convertible Note Arrangement - Finance costs relating to 2026 Notes and 2028 Notes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Convertible note payable
Gain on financial derivative liability	$ 6,683	$ 27,686	$ (12,952)
Loss on extinguishment of 2026 Notes and recognition of 2028 Notes	(18,727)
Fair value gain on convertible notes payable and warrants	30,758
Other	(272)
2026 Notes
Convertible note payable
Gain on financial derivative liability	$ (5,076)	$ 27,686